PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
 NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment at June 30, 2014 and December 31, 2013 consists of:

Property and Equipment	June 30, 2014	December 31, 2013
Office equipment	$18,770	$17,192
Furniture and fixtures	74,404	73,567
Website development	46,922	46,922
Product tooling	50,503	24,100
	190,599	161,781
Less accumulated depreciation	(35,409)	(21,123)
Property and equipment, net	$155,190	$140,658

Product tooling costs are related to the tooling of a new product by VII. These tooling costs are accumulated and capitalized until the date of launching the new product which is expected to commence in the third quarter of 2014.

Note 6 – Property and Equipment

Property and equipment at December 31, 2013 and 2012 consists of:

	2013	2012
Office equipment	$17,192	$2,509
Furniture and fixtures	73,567	-
Vehicle	-	92,000
Website development	46,922	-
Product development	52,570	-
	190,251	94,509
Less accumulated depreciation	(21,123)	(43,491)
Property and equipment, net	$169,128	$51,018

During 2013, the Company sold a vehicle with an initial value at cost of $92,000 and net book value of $32,818 at the day of sale. The Company received proceeds of $53,500. As a result, the Company recorded a gain of $20,682 related to the sale which has been included in other income on the Company’s statements of operations.

As of December 31, 2013 the $120,596 represents the net book value of the assets acquired from VII, $20,000 represents PVM and $28,532 represents Company assets.

Website development is capitalized and not depreciated until integration into the platform.

Product design costs are related to development of new product and related prototype unit by VII. These development costs are accumulated and capitalized until the date of launching the new product.

Property and equipment of VII were consolidated at fair market value established by independent evaluators at the date of acquisition.